Cash Restrictions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Average cash reserve deposit required and made Federal Reserve Banks	$ 0	$ 11,374
Reserve balance for non-U.S. central banks [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash equivalents	243	460
Segregated for benefit brokerage customers under federal and other brokerage regulations [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash equivalents	957	733
Related to consolidated variable interest entities (VIEs) that can only be used to settle liabilities of VIEs [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash equivalents	$ 14	$ 300